THE RBB FUND, INC

                       Supplement dated September 20, 2002
                     to Statements of Additional Information
                             dated December 18, 2001


                  Effective August 30, 2002, J. Richard Carnall was elected as a Director of The RBB Fund, Inc. (the "Fund") and as its Chairman of the Board, replacing Donald van Roden who retired as of July 1, 2002.

                  The information under the caption "MANAGEMENT OF THE COMPANY-Directors and Officers" in the Statement of Additional Information regarding Mr. van Roden is replaced with the following information concerning Mr. Carnall:


NAME, ADDRESS,                     POSITION(S) WITH
AND AGE*                               THE FUND              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

J. Richard Carnall(1)                Director and            Director of PFPC Inc. (financial services) since
Age: 63                             Chairman of the          1987; Chairman and Chief Executive Officer of PFPC
                                         Board               Inc. from 1987 to 2002; Executive Vice President of
                                                             PNC Bank, National Association from 1981 to 2002;
                                                             Director of PFPC International Ltd. (financial
                                                             services) from 1993 to 2002; Director of PFPC
                                                             International (Cayman) Ltd. (financial services) from
                                                             1996 to 2002; Director of International Dollar
                                                             Reserve Fund, Ltd. (Cayman Mutual Fund Company) from
                                                             1993 until 2002; Governor of the Investment Company
                                                             Institute (investment company industry trade
                                                             organization) from 1996 to 2002; Director of PNC
                                                             Asset Management, Inc. (investment advisory) from
                                                             1994 to 1998; Director of PNC National Bank from 1995
                                                             to 1997; Director of Haydon Bolts, Inc. since 1984;
                                                             and Director of Parkway Real Estate Company since
                                                             1984.  Mr. Carnall provides consulting services from
                                                             time to time to PFPC Inc.

* Mr. Carnall may be contacted by writing, c/o Edward J. Roach, The RBB Fund, Inc., Suite 100, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.

(1)Mr. Carnall is considered an "interested Director" of the Fund because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Fund's Money Market Portfolio, BlackRock Institutional Management Corporation and the Fund's principal underwriter, PFPC Distributors, Inc. are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Carnall also owns shares of PFPC Inc., the Fund's administrator.